Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Revenues
Total revenues		$ 338,084	$ 312,709
Operating cost and expenses
Integrated service cost		(154,286)	(158,843)
Promotional service expenses		(145,109)	(113,845)
Selling expenses		(15,867)	(20,683)
General and administrative expenses		(17,678)	(44,079)
Research and development expenses		(3,437)	(33,625)
Total operating costs and expenses		(336,377)	(371,075)
Operating (loss)/income		1,707	(58,366)
Other expenses
Financial expenses, net		(3,143)	(3,463)
Investment income		358	418
Other income/(expense), net		(2,208)	769
Total other expenses, net	[1]	(4,993)	(2,276)
Loss before income tax expense		(3,286)	(60,642)
Income tax expense		(840)	(931)
Net loss		(4,126)	(61,573)
Less: Net income attributable to non-controlling interests		3,359	3,174
Net loss attributable to the Company’s ordinary shareholders		$ (7,485)	$ (64,747)
Net loss per ordinary share
Net loss per ordinary share Basic (in Dollars per share)		$ (0.07)	$ (0.68)
Net loss per ordinary share Diluted (in Dollars per share)		$ (0.07)	$ (0.68)
Weighted average shares outstanding used in calculating basic and diluted loss per share
Weighted average shares outstanding used in calculating basic loss per share (in Shares)		102,106,309	95,221,846
Weighted average shares outstanding used in calculating diluted loss per share (in Shares)		102,106,309	95,221,846
Other comprehensive income
Foreign currency translation difference		$ 1,577	$ 813
Total other comprehensive income		1,577	813
Total comprehensive loss		(2,549)	(60,760)
Less: total comprehensive income attributable to non-controlling interest		4,880	3,900
Total comprehensive loss attributable to the SUNCAR TECHNOLOGY GROUP INC’s shareholders		(7,429)	(64,660)
Auto eInsurance service
Revenues
Revenues		149,243	119,108
Technology service
Revenues
Revenues		36,549	34,046
Auto service
Revenues
Revenues		$ 152,292	$ 159,555

[1]	Included net of financial expenses, investment income and others.